NON-CASH INVESTING AND FINANCING TRANSACTIONS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Abstract]
Property, plant and equipment acquired by finance lease	€ 18	€ 66	€ 75
Fair value of vested PSUs and RSUs	€ 15	€ 14	€ 8